LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Balance at January 1, 2012	$ 14,262
Exposure of directors/executive officers added in 2012	92
Borrowings	3,227
Directors, resigned or retired from board in 2012	(4,066)
Loan repayments	(10,699)
Balance at December 31, 2012	$ 2,816